Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of changes in right-of-use assets

						Computer
		Machinery and		Building and		equipment
	Rail cars	equipments	Vessels	constructions	Vehicles	and goods	Total
Balance as of December 31, 2023	821	1,592	911	306	186	4	3,820
Additions	151	59	82	295	18		605
Depreciation	(181)	(456)	(298)	(99)	(68)	(9)	(1,111)
Write-off	(71)	(66)	(1)		(2)		(140)
Remeasurement (ii)	4	126	(12)	47	5	47	217
Foreign currency translation adjustment	140	7	127	53	1		328
Balance as of December 31, 2024	864	1,262	809	602	140	42	3,719
Additions	129	30	1,297	23	96		1,575
Depreciation	(189)	(245)	(279)	(104)	(59)	(6)	(882)
Write-off	(7)	(52)	(234)	(11)	(51)	(1)	(356)
Impairment Braskem Idesa (i)	(19)	(1)	(81)				(101)
Remeasurement (ii)		74	5	10	12		101
Foreign currency translation adjustment	(62)	(2)	(70)	(38)			(172)
Balance as of December 31, 2025	716	1,066	1,447	482	138	35	3,884

(i)	Impairment loss, as disclosed in Note 12(b).
(ii)	Remeasurement of balances due to changes in contract payment flows.

Schedule of changes in lease liabilities

		2025	2024

Balance at the beginning of the year		4,306	3,933

New contracts	(i)	1,575	605
Write-off		(402)	(170)
Remeasurement	(ii)	101	217
Leaseback		(33)
Interests and monetary and exchange variations, net		(12)	625
Currency translation adjustments		(206)	361
Payments		(873)	(1,004)
Interest paid		(305)	(261)
Balance at the end of the year	(iii)	4,151	4,306

Current liability		902	1,000
Non-current liability		3,249	3,306
Total		4,151	4,306

(i)	Refers mainly to the additions of the new vessels, Brilliant Future and Brave Future, which entered service in January and July 2025, respectively.
(ii)	Remeasurement of balances due to changes in contract payment flows.
(iii)	On December 31, 2025, the lease liability from Braskem Idesa is equal to R$ 162 (December 31, 2024: R$ 58).

Schedule of payment schedule by maturity

	2025	2024
2025	-	1,160
2026	1,103	996
2027	897	762
2028	697	543
2029	493	355
2030	403	280
2031+	2,001	1,279
	5,594	5,375

Interest discounted to present value	(1,443)	(1,069)
Balance as of December 31	4,151	4,306

Schedule of cash flows related to the contracts

	Discounted	Undiscounted
	Dec/25	Dec/25

2026	21	22
2027	103	115
2028	123	146
2029	111	141
2030	101	136
2031+	562	1,063

Total	1,021	1,623